LONG TERM LOAN (Tables)	12 Months Ended
Dec. 31, 2023
Borrowing costs [abstract]
SCHEDULE OF LONG TERM LOAN

The activities of the long term loan during the years ended December 31, 2023 and 2022 are as follows:

	December 31, 2023	December 31, 2022
Balance, opening	$135,971	$192,651
Addition	-	-
Repayments	(45,350)	(46,561)
Interest expense, accrued	3,333	4,977
Translation difference	(8,847)	(15,096)
Balance, ending	85,107	135,971
Less:
Long term loan – current portion	46,680	47,740
Long term loan – non-current portion	$38,427	$88,231

SCHEDULE OF UNDISCOUNTED REPAYMENTS	The undiscounted repayments for each of the next four years and in the aggregate are:
Year ended	Amount
December 31, 2024	$46,680
December 31, 2025	38,427

$85,107